Contract Assets, Net	12 Months Ended
Dec. 31, 2025
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Contract Assets, Net
5.	CONTRACT ASSETS, NET

	As of December 31,
	2024	2025
	RMB	RMB	US$
Contract assets	75,711	77,952	11,147
Allowance for credit losses	(61,856)	(65,651)	(9,388)

Total	13,855	12,301	1,759

The movements in the provision for contract assets and allowance for credit losses were as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	35,770	58,790	61,856	8,845
Provisions	23,020	3,066	3,795	543

Balance at the end of the year	58,790	61,856	65,651	9,388